Financial assets at fair value through other comprehensive income - Equity instruments FVOCI (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of investments in equity instruments fvoci [Line Items]
Total equity instruments FVOCI	$ 36,083	$ 43,018
Banco Latinoaméricano de Exportaciones S.A. [member]
Disclosure of investments in equity instruments fvoci [Line Items]
Total equity instruments FVOCI	34,553	41,081
Others [member]
Disclosure of investments in equity instruments fvoci [Line Items]
Total equity instruments FVOCI	1,530	1,937
TOTAL
Disclosure of investments in equity instruments fvoci [Line Items]
Total equity instruments FVOCI	$ 36,083	$ 43,018